Pension and Other Employee Benefit Plans (Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2018	Mar. 31, 2017
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	[1]	¥ 59,319	¥ 57,980
Fair value of plan assets		31,503	30,306
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations		59,319	56,125
Fair value of plan assets		¥ 31,503	¥ 30,306

[1]	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets